Third Quarter Report
September 30, 2023 (Unaudited)
Columbia Acorn® Fund
Columbia Acorn International®
Columbia Acorn International SelectSM
Columbia Thermostat FundSM
Columbia Acorn European FundSM
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Acorn® Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.1%
Issuer	Shares	Value ($)
Communication Services 1.9%
Entertainment 1.3%
Take-Two Interactive Software, Inc.(a)	245,137	34,414,784
Media 0.6%
Trade Desk, Inc. (The), Class A(a)	185,088	14,464,627
Total Communication Services		48,879,411
Consumer Discretionary 16.9%
Auto Components 0.9%
Dorman Products, Inc.(a)	324,095	24,553,437
Broadline Retail 0.5%
Etsy, Inc.(a)	188,582	12,178,626
Distributors 1.9%
Pool Corp.	141,732	50,470,765
Diversified Consumer Services 1.8%
Bright Horizons Family Solutions, Inc.(a)	569,228	46,369,313
Hotels, Restaurants & Leisure 4.9%
Churchill Downs, Inc.	484,353	56,204,322
Planet Fitness, Inc., Class A(a)	459,659	22,606,030
Wingstop, Inc.	207,450	37,307,808
Xponential Fitness, Inc., Class A(a)	714,063	11,067,976
Total		127,186,136
Household Durables 2.5%
Skyline Champion Corp.(a)	720,249	45,894,266
TopBuild Corp.(a)	80,656	20,293,050
Total		66,187,316
Specialty Retail 4.4%
Boot Barn Holdings, Inc.(a)	179,820	14,599,586
Five Below, Inc.(a)	291,196	46,853,436
Williams-Sonoma, Inc.	341,047	52,998,704
Total		114,451,726
Total Consumer Discretionary		441,397,319
Consumer Staples 2.9%
Consumer Staples Distribution & Retail 2.3%
BJ’s Wholesale Club Holdings, Inc.(a)	852,605	60,850,419
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.6%
WD-40 Co.	72,050	14,643,442
Total Consumer Staples		75,493,861
Energy 3.2%
Energy Equipment & Services 0.8%
ChampionX Corp.	351,933	12,535,853
Helix Energy Solutions Group, Inc.(a)	823,874	9,202,673
Total		21,738,526
Oil, Gas & Consumable Fuels 2.4%
Antero Resources Corp.(a)	569,198	14,446,245
APA Corp.	622,715	25,593,587
Diamondback Energy, Inc.	142,523	22,073,962
Total		62,113,794
Total Energy		83,852,320
Financials 7.4%
Banks 1.6%
Lakeland Financial Corp.	274,942	13,048,747
Pinnacle Financial Partners, Inc.	211,702	14,192,502
Western Alliance Bancorp	328,538	15,102,892
Total		42,344,141
Capital Markets 3.5%
Ares Management Corp., Class A	228,120	23,466,705
GCM Grosvenor, Inc., Class A(b)	4,025,082	31,234,636
Houlihan Lokey, Inc., Class A	352,831	37,795,257
Total		92,496,598
Insurance 2.3%
Ryan Specialty Holdings, Inc., Class A(a)	1,243,118	60,166,911
Total Financials		195,007,650
Health Care 18.9%
Biotechnology 5.4%
Apellis Pharmaceuticals, Inc.(a)	64,012	2,435,017
Arrowhead Pharmaceuticals, Inc.(a)	214,574	5,765,603
bluebird bio, Inc.(a)	1,705,734	5,185,431
Exact Sciences Corp.(a)	639,787	43,646,269
Exelixis, Inc.(a)	377,951	8,258,229
Karuna Therapeutics, Inc.(a)	26,208	4,431,511
2	Columbia Acorn® Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Acorn® Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Natera, Inc.(a)	913,079	40,403,746
PTC Therapeutics, Inc.(a)	239,182	5,360,069
Revolution Medicines, Inc.(a)	258,724	7,161,480
Sarepta Therapeutics, Inc.(a)	159,118	19,288,284
Total		141,935,639
Health Care Equipment & Supplies 3.4%
Glaukos Corp.(a)	375,484	28,255,171
Inspire Medical Systems, Inc.(a)	140,946	27,969,325
Insulet Corp.(a)	112,827	17,994,778
Outset Medical, Inc.(a)	1,367,974	14,883,557
Total		89,102,831
Health Care Providers & Services 1.0%
Chemed Corp.	36,812	19,131,196
P3 Health Partners, Inc., Class A(a),(b),(c)	4,566,080	6,712,138
Total		25,843,334
Life Sciences Tools & Services 7.8%
Bio-Techne Corp.	907,134	61,748,611
DNA Script(a),(d),(e),(f)	1,139	275,511
Maravai LifeSciences Holdings, Inc., Class A(a)	1,831,822	18,318,220
Repligen Corp.(a)	403,738	64,198,379
Stevanato Group SpA	369,920	10,994,022
West Pharmaceutical Services, Inc.	133,345	50,032,378
Total		205,567,121
Pharmaceuticals 1.3%
Catalent, Inc.(a)	621,131	28,280,094
Pliant Therapeutics, Inc.(a)	310,308	5,380,741
Total		33,660,835
Total Health Care		496,109,760
Industrials 20.2%
Aerospace & Defense 3.4%
Axon Enterprise, Inc.(a)	224,310	44,635,447
Curtiss-Wright Corp.	230,360	45,065,327
Total		89,700,774
Commercial Services & Supplies 1.5%
Casella Waste Systems, Inc., Class A(a)	497,768	37,979,698
Construction & Engineering 2.5%
WillScot Mobile Mini Holdings Corp.(a)	1,580,275	65,723,637
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 2.3%
Atkore, Inc.(a)	286,636	42,763,225
Generac Holdings, Inc.(a)	102,819	11,203,158
Vertiv Holdings Co.	178,924	6,655,973
Total		60,622,356
Machinery 3.3%
IDEX Corp.	118,263	24,601,070
Middleby Corp. (The)(a)	134,019	17,154,432
SPX Technologies, Inc.(a)	552,533	44,976,186
Total		86,731,688
Professional Services 5.7%
Exponent, Inc.	313,757	26,857,599
ICF International, Inc.	270,787	32,713,778
KBR, Inc.	731,593	43,120,091
Paycom Software, Inc.	176,842	45,849,825
Total		148,541,293
Trading Companies & Distributors 1.5%
SiteOne Landscape Supply, Inc.(a)	245,756	40,168,818
Total Industrials		529,468,264
Information Technology 20.3%
Communications Equipment 1.7%
Calix, Inc.(a)	968,166	44,380,729
IT Services 4.1%
Endava PLC, ADR(a)	327,442	18,778,799
Globant SA(a)	223,088	44,137,961
MongoDB, Inc.(a)	56,474	19,532,097
VeriSign, Inc.(a)	122,073	24,723,445
Total		107,172,302
Semiconductors & Semiconductor Equipment 4.1%
Aehr Test Systems(a)	269,973	12,337,766
Axcelis Technologies, Inc.(a)	29,398	4,793,344
Lattice Semiconductor Corp.(a)	358,298	30,788,547
Marvell Technology, Inc.	218,648	11,835,416
Monolithic Power Systems, Inc.	42,562	19,663,644
Onto Innovation, Inc.(a)	116,556	14,863,221
Rambus, Inc.(a)	218,086	12,167,018
Total		106,448,956

Columbia Acorn® Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Acorn® Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 9.0%
Bentley Systems, Inc., Class B	762,336	38,238,774
DoubleVerify Holdings, Inc.(a)	845,621	23,635,107
HubSpot, Inc.(a)	73,825	36,358,812
Sprout Social, Inc., Class A(a)	1,158,764	57,799,148
Workiva, Inc., Class A(a)	385,014	39,017,319
Zeta Global Holdings Corp., Class A(a)	829,782	6,928,680
Zscaler, Inc.(a)	225,659	35,110,284
Total		237,088,124
Technology Hardware, Storage & Peripherals 1.4%
Super Micro Computer, Inc.(a)	132,085	36,220,349
Total Information Technology		531,310,460
Materials 3.2%
Chemicals 1.5%
Albemarle Corp.	110,523	18,793,331
Avient Corp.	538,224	19,010,071
Total		37,803,402
Containers & Packaging 1.7%
Avery Dennison Corp.	249,222	45,525,383
Total Materials		83,328,785
Real Estate 2.2%
Real Estate Management & Development 2.2%
Colliers International Group, Inc.	603,802	57,512,141
Total Real Estate		57,512,141
Total Common Stocks (Cost $2,319,494,233)		2,542,359,971

Securities Lending Collateral 0.1%
Issuer	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 5.222%(g),(h)	1,748,550	1,748,550
Total Securities Lending Collateral (Cost $1,748,550)		1,748,550

Money Market Funds 3.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(b),(g)	81,300,364	81,275,974
Total Money Market Funds (Cost $81,255,137)		81,275,974
Total Investments in Securities (Cost: $2,402,497,920)		2,625,384,495
Obligation to Return Collateral for Securities Loaned		(1,748,550)
Other Assets & Liabilities, Net		(6,209,809)
Net Assets		2,617,426,136

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	75,773,186	567,474,455*	(561,987,507)	15,840	81,275,974	(24,918)	3,567,157	81,300,364
GCM Grosvenor, Inc., Class A
	24,820,677	6,150,534*	—	263,425	31,234,636	—	1,163,295	4,025,082
4	Columbia Acorn® Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Acorn® Fund, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
P3 Health Partners, Inc., Class A†
	4,600,000	5,223,662*	(4,288,225)	20,400,000	—	(2,434,850)	—	—
Total	105,193,863			20,679,265	112,510,610	(2,459,768)	4,730,452

*	Includes the effect of affiliated issuers acquired in the fund reorganization.
†	Issuer was not an affiliate at the end of period.

(c)	All or a portion of this security was on loan at September 30, 2023. The total market value of securities on loan at September 30, 2023 was $1,713,579.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2023, the total value of these securities amounted to $275,511, which represents 0.01% of total net assets.
(e)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At September 30, 2023, the total market value of these securities amounted to $275,511, which represents 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
DNA Script	10/01/2021	1,139	993,179	275,511

(f)	Valuation based on significant unobservable inputs.
(g)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(h)	Investment made with cash collateral received from securities lending activity.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Acorn® Fund | Third Quarter Report 2023	5

Portfolio of Investments
Columbia Acorn International®, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.0%
Issuer	Shares	Value ($)
Australia 5.4%
carsales.com Ltd.	1,015,596	18,193,775
IDP Education Ltd.	2,232,503	30,552,264
Pro Medicus Ltd.	345,798	18,451,848
Total		67,197,887
Brazil 1.2%
TOTVS SA	2,731,540	14,628,932
Canada 9.0%
Agnico Eagle Mines Ltd.	106,337	4,832,041
Altus Group Ltd.	607,490	21,030,134
ARC Resources Ltd.	1,428,711	22,804,678
CCL Industries, Inc., Class B	510,473	21,426,148
Richelieu Hardware Ltd.	435,036	12,741,198
Wheaton Precious Metals Corp.	173,921	7,057,998
Whitecap Resources, Inc.	2,704,699	22,840,344
Total		112,732,541
China 3.0%
China Meidong Auto Holdings Ltd.(a)	11,794,000	6,444,475
Shenzhou International Group Holdings Ltd.	1,872,900	17,810,578
Silergy Corp.	1,354,000	12,834,343
Total		37,089,396
Denmark 1.4%
Netcompany Group AS(a),(b)	459,837	17,429,328
Finland 2.0%
Valmet OYJ(a)	1,099,927	25,111,942
France 2.1%
Edenred SE	262,248	16,405,192
Robertet SA	11,095	9,466,262
Total		25,871,454
Germany 6.3%
Amadeus Fire AG	77,512	9,145,920
Eckert & Ziegler Strahlen- und Medizintechnik AG	478,898	16,283,523
Hypoport SE(b)	119,825	16,153,643
Jenoptik AG	668,784	16,900,981
Nemetschek SE	270,043	16,434,429
Common Stocks (continued)
Issuer	Shares	Value ($)
Tonies SE, Class A(b)	892,941	4,342,685
Total		79,261,181
India 1.4%
Astral Ltd.	107,201	2,461,741
Cholamandalam Investment and Finance Co., Ltd.	314,768	4,604,223
ICICI Prudential Life Insurance Co., Ltd.	1,527,395	10,394,995
Total		17,460,959
Italy 2.3%
Amplifon SpA	773,371	22,892,613
Carel Industries SpA	228,507	5,469,441
Total		28,362,054
Japan 17.7%
Aruhi Corp.(a)	985,000	6,028,339
Daiseki Co., Ltd.	1,058,819	28,306,659
Disco Corp.	125,500	23,186,893
Fuso Chemical Co., Ltd.	572,700	15,027,389
Hikari Tsushin, Inc.	222,928	33,950,955
Hoshizaki Corp.	424,600	14,739,688
Insource Co., Ltd.	1,143,900	7,914,696
Milbon Co., Ltd.	200,900	5,583,200
Obic Co., Ltd.	91,300	13,833,822
Recruit Holdings Co., Ltd.	868,500	26,571,785
Simplex Holdings, Inc.	821,600	14,866,843
Solasto Corp.	2,012,300	8,323,639
Suntory Beverage & Food Ltd.	614,300	18,694,949
Yamaha Corp.	178,500	4,875,126
Total		221,903,983
Mexico 4.2%
Corporación Inmobiliaria Vesta SAB de CV	9,072,758	29,861,621
Grupo Aeroportuario del Centro Norte SAB de CV	1,504,129	16,351,011
La Comer SAB de CV	2,922,823	6,124,888
Total		52,337,520
6	Columbia Acorn International® | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Acorn International®, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 3.4%
BE Semiconductor Industries NV	126,457	12,368,311
IMCD NV	230,066	29,088,345
Vivoryon Therapeutics NV(a),(b)	118,612	1,405,426
Total		42,862,082
New Zealand 1.3%
Fisher & Paykel Healthcare Corp., Ltd.	1,246,015	16,064,977
Norway 0.4%
AutoStore Holdings Ltd.(b),(c)	3,294,326	4,630,478
South Korea 2.5%
Jeisys Medical, Inc.(b)	2,396,433	21,341,257
KEPCO Plant Service & Engineering Co., Ltd.	396,859	9,642,113
Total		30,983,370
Spain 0.5%
Befesa SA	193,542	5,899,339
Sweden 8.0%
AddTech AB, B Shares	1,497,377	23,897,044
Dometic Group AB	1,040,797	6,575,670
Hexagon AB, Class B	4,125,311	35,109,453
Munters Group AB	1,530,474	19,631,113
Sectra AB, Class B(b)	1,302,057	15,373,913
Total		100,587,193
Switzerland 3.8%
Belimo Holding AG, Registered Shares	56,717	26,917,604
Inficon Holding AG	16,427	20,027,309
Total		46,944,913
Taiwan 5.7%
Parade Technologies Ltd.	882,000	26,996,241
Sinbon Electronics Co., Ltd.	1,816,000	18,203,512
Universal Vision Biotechnology Co., Ltd.	1,171,883	12,208,908
Voltronic Power Technology Corp.	291,408	14,350,961
Total		71,759,622
United Kingdom 12.6%
Auto Trader Group PLC	2,424,562	18,218,095
Diploma PLC	189,215	6,907,787
Genus PLC	681,297	17,377,022
Halma PLC	711,700	16,768,173
Common Stocks (continued)
Issuer	Shares	Value ($)
Intermediate Capital Group PLC	1,193,307	20,030,204
Rentokil Initial PLC	2,244,634	16,665,540
Rightmove PLC	4,185,562	28,563,525
Safestore Holdings PLC	1,831,829	16,366,001
Spirax-Sarco Engineering PLC	149,106	17,259,506
Total		158,155,853
United States 2.1%
Inter Parfums, Inc.	199,101	26,747,228
Vietnam 1.7%
Asia Commercial Bank JSC	7,791,324	6,984,352
FPT Corp.	3,829,589	14,599,059
Total		21,583,411
Total Common Stocks (Cost $1,048,074,757)		1,225,605,643

Securities Lending Collateral 3.2%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.222%(d),(e)	39,801,037	39,801,037
Total Securities Lending Collateral (Cost $39,801,037)		39,801,037

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(d),(f)	24,511,688	24,504,335
Total Money Market Funds (Cost $24,501,144)		24,504,335
Total Investments in Securities (Cost $1,112,376,938)		1,289,911,015
Obligation to Return Collateral for Securities Loaned		(39,801,037)
Other Assets & Liabilities, Net		596,712
Net Assets		$1,250,706,690

Columbia Acorn International® | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Acorn International®, September 30, 2023 (Unaudited)
At September 30, 2023, securities and/or cash totaling $383,175 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	279	12/2023	USD	13,329,225	—	(457,394)
Notes to Portfolio of Investments
(a)	All or a portion of this security was on loan at September 30, 2023. The total market value of securities on loan at September 30, 2023 was $37,544,825.
(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2023, the total value of these securities amounted to $4,630,478, which represents 0.37% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(e)	Investment made with cash collateral received from securities lending activity.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	10,828,339	265,131,735	(251,457,869)	2,130	24,504,335	(7,469)	1,483,894	24,511,688
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Columbia Acorn International® | Third Quarter Report 2023

Portfolio of Investments
Columbia Acorn International SelectSM, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.0%
Issuer	Shares	Value ($)
Australia 3.5%
IDP Education Ltd.	518,737	7,099,023
Brazil 2.0%
TOTVS SA	755,891	4,048,221
Canada 3.0%
CCL Industries, Inc., Class B	144,941	6,083,627
China 8.5%
NetEase, Inc., ADR	70,909	7,102,246
Shenzhou International Group Holdings Ltd.	681,300	6,478,908
Silergy Corp.	400,000	3,791,534
Total		17,372,688
Finland 3.4%
Valmet OYJ(a)	302,763	6,912,247
France 2.3%
Edenred SE	73,162	4,576,724
Germany 2.7%
Nemetschek SE	91,825	5,588,338
Italy 2.3%
Amplifon SpA	155,081	4,590,564
Japan 19.3%
Disco Corp.	43,500	8,036,891
Hikari Tsushin, Inc.	35,900	5,467,412
Hoshizaki Corp.	112,000	3,888,001
Obic Co., Ltd.	34,800	5,272,913
Recruit Holdings Co., Ltd.	341,500	10,448,204
Suntory Beverage & Food Ltd.	203,900	6,205,274
Total		39,318,695
Mexico 2.6%
Corporación Inmobiliaria Vesta SAB de CV	1,594,206	5,247,090
Netherlands 4.0%
IMCD NV	64,443	8,147,837
New Zealand 3.0%
Fisher & Paykel Healthcare Corp., Ltd.	473,981	6,111,077
Sweden 11.4%
AddTech AB, B Shares	251,958	4,021,066
Common Stocks (continued)
Issuer	Shares	Value ($)
Hexagon AB, Class B	1,043,102	8,877,571
Sectra AB, Class B(b)	616,853	7,283,432
Sweco AB, Class B	328,638	3,064,938
Total		23,247,007
Switzerland 9.1%
Belimo Holding AG, Registered Shares	18,987	9,011,135
Lonza Group AG, Registered Shares	20,321	9,399,420
Total		18,410,555
Taiwan 6.8%
Parade Technologies Ltd.	222,000	6,794,972
Voltronic Power Technology Corp.	140,852	6,936,534
Total		13,731,506
United Kingdom 12.8%
Diploma PLC	179,437	6,550,815
Halma PLC	192,734	4,540,954
Intermediate Capital Group PLC	245,455	4,120,074
Rightmove PLC	1,006,526	6,868,834
Spirax-Sarco Engineering PLC	33,960	3,930,981
Total		26,011,658
United States 2.3%
Inter Parfums, Inc.	35,268	4,737,903
Total Common Stocks (Cost $193,540,894)		201,234,760

Securities Lending Collateral 3.3%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.222%(c),(d)	6,642,000	6,642,000
Total Securities Lending Collateral (Cost $6,642,000)		6,642,000

Columbia Acorn International SelectSM | Third Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Acorn International SelectSM, September 30, 2023 (Unaudited)
Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(c),(e)	1,455,982	1,455,545
Total Money Market Funds (Cost $1,455,329)		1,455,545
Total Investments in Securities (Cost $201,638,223)		209,332,305
Obligation to Return Collateral for Securities Loaned		(6,642,000)
Other Assets & Liabilities, Net		532,996
Net Assets		$203,223,301
Notes to Portfolio of Investments
(a)	All or a portion of this security was on loan at September 30, 2023. The total market value of securities on loan at September 30, 2023 was $6,191,782.
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(d)	Investment made with cash collateral received from securities lending activity.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	2,143,192	51,872,657	(52,560,503)	199	1,455,545	84	145,159	1,455,982
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Acorn International SelectSM | Third Quarter Report 2023

Portfolio of Investments
Columbia Thermostat FundSM, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 17.8%
	Shares	Value ($)
International 2.0%
Columbia Emerging Markets Fund, Institutional 3 Class(a),(b)	2,200,494	25,833,794
U.S. Large Cap 13.8%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	2,155,710	63,658,129
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class(a)	2,726,697	63,859,231
Columbia Large Cap Index Fund, Institutional 3 Class(a)	1,070,383	50,950,249
Total		178,467,609
U.S. Small Cap 2.0%
Columbia Small Cap Index Fund, Institutional 3 Class(a)	1,210,464	25,746,570
Total Equity Funds (Cost $206,768,071)		230,047,973

Exchange-Traded Equity Funds 2.0%

U.S. Large Cap 2.0%
Columbia Research Enhanced Core ETF(a)	1,018,436	25,593,297
Total Exchange-Traded Equity Funds (Cost $22,467,279)		25,593,297

Exchange-Traded Fixed Income Funds 8.0%

Multisector 8.0%
Columbia Diversified Fixed Income Allocation ETF(a)	6,122,276	103,068,516
Total Exchange-Traded Fixed Income Funds (Cost $117,680,186)		103,068,516

Fixed Income Funds 71.8%
	Shares	Value ($)
Investment Grade 71.8%
Columbia Corporate Income Fund, Institutional 3 Class(a)	12,061,379	103,486,628
Columbia Quality Income Fund, Institutional 3 Class(a)	12,436,945	206,577,664
Columbia Total Return Bond Fund, Institutional 3 Class(a)	9,001,381	258,789,719
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	37,521,320	362,080,736
Total		930,934,747
Total Fixed Income Funds (Cost $1,031,690,360)		930,934,747

Money Market Funds 0.2%

Columbia Short-Term Cash Fund, 5.515%(a),(c)	3,257,855	3,256,878
Total Money Market Funds (Cost $3,256,877)		3,256,878
Total Investments in Securities (Cost: $1,381,862,773)		1,292,901,411
Other Assets & Liabilities, Net		2,685,199
Net Assets		1,295,586,610
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Acorn® Fund, Institutional 3 Class
	20,526,610	28,341,323	(47,869,698)	(998,235)	—	—	4,610,957	—	—
Columbia Contrarian Core Fund, Institutional 3 Class
	30,404,160	149,788,992	(124,499,991)	7,964,968	63,658,129	—	6,058,091	—	2,155,710
Columbia Thermostat FundSM | Third Quarter Report 2023	11

Portfolio of Investments   (continued)
Columbia Thermostat FundSM, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Corporate Income Fund, Institutional 3 Class
	114,873,896	60,429,106	(75,386,769)	3,570,395	103,486,628	—	(5,907,498)	3,324,727	12,061,379
Columbia Diversified Fixed Income Allocation ETF
	115,127,713	58,667,528	(73,382,270)	2,655,545	103,068,516	—	(5,980,051)	2,593,885	6,122,276
Columbia Emerging Markets Fund, Institutional 3 Class
	20,889,634	64,795,460	(60,115,974)	264,674	25,833,794	—	3,018,196	—	2,200,494
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class
	30,435,205	151,627,657	(122,960,396)	4,756,765	63,859,231	1,115,970	7,397,872	193,248	2,726,697
Columbia Large Cap Index Fund, Institutional 3 Class
	61,073,643	156,040,111	(172,085,708)	5,922,203	50,950,249	2,118,267	9,472,485	166,783	1,070,383
Columbia Quality Income Fund, Institutional 3 Class
	230,219,391	128,247,376	(159,767,556)	7,878,453	206,577,664	—	(22,289,265)	5,996,050	12,436,945
Columbia Research Enhanced Core ETF
	20,231,103	62,979,269	(59,610,738)	1,993,663	25,593,297	—	2,658,842	—	1,018,436
Columbia Select Mid Cap Value Fund, Institutional 3 Class
	20,582,824	29,766,266	(45,987,280)	(4,361,810)	—	—	5,564,362	95,470	—
Columbia Short Term Bond Fund, Institutional 3 Class
	172,099,694	50,641,529	(228,529,199)	5,787,976	—	—	(4,228,570)	2,342,611	—
Columbia Short-Term Cash Fund, 5.515%
	3,993,005	143,729,907	(144,466,034)	—	3,256,878	—	(142)	207,931	3,257,855
Columbia Small Cap Index Fund, Institutional 3 Class
	—	57,561,774	(32,053,945)	238,741	25,746,570	688,301	1,909,342	20,313	1,210,464
Columbia Total Return Bond Fund, Institutional 3 Class
	114,885,482	287,436,983	(151,921,675)	8,388,929	258,789,719	—	(19,812,925)	6,308,322	9,001,381
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	401,455,944	222,742,012	(271,296,934)	9,179,714	362,080,736	—	(21,527,369)	7,070,982	37,521,320
Total	1,356,798,304			53,241,981	1,292,901,411	3,922,538	(39,055,673)	28,320,322

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2023.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
12	Columbia Thermostat FundSM | Third Quarter Report 2023

Portfolio of Investments
Columbia Acorn European FundSM, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.8%
Issuer	Shares	Value ($)
Denmark 3.2%
Netcompany Group AS(a),(b)	48,080	1,822,389
Finland 2.8%
Valmet OYJ(b)	69,797	1,593,504
France 4.6%
Edenred SE	21,512	1,345,705
Robertet SA	1,463	1,248,233
Total		2,593,938
Germany 11.5%
Amadeus Fire AG	9,825	1,159,287
Eckert & Ziegler Strahlen- und Medizintechnik AG	20,056	681,946
Hypoport SE(a)	4,795	646,415
Jenoptik AG	42,275	1,068,340
Nemetschek SE	19,063	1,160,147
Washtec AG	49,521	1,753,929
Total		6,470,064
Italy 7.4%
Amplifon SpA	62,267	1,843,170
Carel Industries SpA	97,707	2,338,671
Total		4,181,841
Netherlands 8.6%
Argenx SE(a)	1,696	829,051
BE Semiconductor Industries NV	18,689	1,827,905
IMCD NV	17,565	2,220,827
Total		4,877,783
Norway 0.9%
AutoStore Holdings Ltd.(a),(c)	346,616	487,201
Spain 0.6%
Befesa SA	11,523	351,232
Sweden 18.5%
AddTech AB, B Shares	140,155	2,236,772
Dometic Group AB	146,572	926,030
Hexagon AB, Class B	262,186	2,231,397
Munters Group AB	209,018	2,681,036
Sectra AB, Class B(a)	147,018	1,735,901
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweco AB, Class B	70,887	661,105
Total		10,472,241
Switzerland 8.4%
Belimo Holding AG, Registered Shares	4,315	2,047,877
Inficon Holding AG	1,212	1,477,634
Kardex Holding AG	5,606	1,222,266
Total		4,747,777
United Kingdom 27.3%
Auto Trader Group PLC	252,056	1,893,942
Diploma PLC	65,992	2,409,210
Genus PLC	48,562	1,238,612
Halma PLC	65,320	1,538,987
Intermediate Capital Group PLC	94,066	1,578,941
Rentokil Initial PLC	188,606	1,400,327
Rightmove PLC	321,571	2,194,497
Safestore Holdings PLC	136,567	1,220,122
Spirax-Sarco Engineering PLC	17,157	1,985,979
Total		15,460,617
United States 4.0%
Inter Parfums, Inc.	16,919	2,272,898
Total Common Stocks (Cost $42,280,621)		55,331,485

Securities Lending Collateral 5.7%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.222%(d),(e)	3,203,000	3,203,000
Total Securities Lending Collateral (Cost $3,203,000)		3,203,000

Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(d),(f)	1,421	1,421
Total Money Market Funds (Cost $1,421)		1,421
Total Investments in Securities (Cost $45,485,042)		58,535,906
Obligation to Return Collateral for Securities Loaned		(3,203,000)
Other Assets & Liabilities, Net		1,236,336
Net Assets		$56,569,242
Columbia Acorn European FundSM | Third Quarter Report 2023	13

Portfolio of Investments   (continued)
Columbia Acorn European FundSM, September 30, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	All or a portion of this security was on loan at September 30, 2023. The total market value of securities on loan at September 30, 2023 was $3,054,564.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2023, the total value of these securities amounted to $487,201, which represents 0.86% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(e)	Investment made with cash collateral received from securities lending activity.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	1,602,880	15,256,008	(16,857,433)	(34)	1,421	239	65,789	1,421
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
14	Columbia Acorn European FundSM | Third Quarter Report 2023

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3QT110_12_N01_(11/23)